Financial Highlights (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Financial Highlights Details Narrative
Waivers of administrative expenses	1.19%	3.68%	2.83%	1.27%	1.24%	0.33%
Waivers of offering expenses	0.83%	1.18%	0.67%	0.48%	0.53%	0.15%